Note 22 - Derivatives	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]

22. Derivatives:

(a) Interest rate and Cross-currency swaps and interest rate caps that meet the criteria for hedge accounting: The Company manages its exposure to floating interest rates and foreign currencies by entering into interest rate swaps, interest rate caps and cross-currency rate swap agreements with varying start and maturity dates.

The interest rate swaps are designed to hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three-month or six-month USD LIBOR or SOFR. According to the Company’s Risk Management Accounting Policy, after putting in place the formal documentation at the inception of the hedging relationship, as required by ASC 815, these interest rate derivatives instruments qualified for hedge accounting. The change in the fair value of the interest rate derivative instruments that qualified for hedge accounting is recorded in “Accumulated Other Comprehensive Income” and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings and is presented in Interest and finance costs. The change in the fair value of the interest rate derivative instruments that did not qualify for hedge accounting is recorded in Gain / (Loss) on derivative instruments.

During the six-month period ended June 30, 2023, the Company entered into four interest rate cap agreements with a facility counterparty relating to the loans discussed in Note 11.A.20, 11.A.33 and 11.A.42, with an aggregate notional amount of $333,727 to limit the maximum interest rate on the variable-rate debt of the mentioned loans and limit exposure to interest rate variability when three-month SOFR or Daily Compounded SOFR exceeds 2.53%-3.50%.  In addition, during the six-month period ended June 30, 2023, the Company entered into two interest rate cap agreements with a facility counterparty relating to the loans discussed in Note 11.A.37 and Note 11.A.25, with an aggregate notional amount of $310,646 to limit the maximum interest rate on the variable-rate debt of the mentioned loans and limit exposure to interest rate variability when three-month SOFR or Daily Compounded SOFR exceeds 2.74%-3.00%. The interest rate caps were accounted for as cash flow hedges because they are expected to be highly effective in hedging exposure to variable rate interest payments under the respective loans. The Company assessed at the inception of these interest rate caps that only intrinsic value shall be included in the assessment of hedge effectiveness. The Company paid a premium of $21,062 in aggregate, representing the time value of the interest rate caps at their inception. The time value has been excluded from the assessment of hedge effectiveness and is being recognized in earnings using a systematic and rational method over the duration of the respective interest rate caps. Changes in the fair value of the interest rate caps are reported within Accumulated other comprehensive income. The interest rate caps mature during the period from 2024 to 2029.

Furthermore, the Company entered into an interest rate swap agreement with notional amount of $45,231, which met hedge accounting criteria according to ASC 815 related to the loan discussed in Note 11.A.17.

During the six-month period ended June 30, 2023, the Company terminated the interest rate caps related to the loans discussed in Note 11.A.5, 11.A.20, 11.A.24, 11.A.25 and 11.A.29 and received the aggregate amount of $9,217, which is included in Loss on derivative instruments, net in the accompanying 2023 statement of income. Additionally, the Company terminated three interest rate swaps relating to the loan discussed in Note 11.A.6 and received the amount of $7,597 in aggregate, which is included in Loss on derivative instruments, net in the accompanying 2023 statement of income.

During the year ended December 31, 2022, the Company entered into eight interest rate cap agreements with a facility counterparty relating to the loan discussed in Note 11.A.22, with a total notional amount of $54,784 to limit the maximum interest rate on the variable-rate debt of the mentioned loan and limit exposure to interest rate variability when three-month LIBOR exceeds 1.50%. Furthermore, during the same period, the Company entered into 12 interest rate cap agreements with other counterparties relating to the loans discussed in Notes 11.A.5, 11.A.20, 11.A.24, 11.A.25, 11.A.28, 11.A.29 and 11.A.33, with a total notional amount of $562,285 to limit the maximum interest rate on the variable-rate debt of the mentioned loans and limit exposure to interest rate variability when three-month LIBOR or SOFR exceeds 3.00%. The interest rate caps were accounted for as cash flow hedges because they are expected to be highly effective in hedging exposure to variable rate interest payments under the loans discussed in Notes 11.A.5, 11.A.20, 11.A.22, 11.A.24, 11.A.25, 11.A.28, 11.A.29 and 11.A.33. The Company assessed at the inception of these interest rate caps that only intrinsic value shall be included in the assessment of hedge effectiveness. The Company paid a premium of $12,948 in aggregate, representing the time value of the interest rate caps at their inception. The time value has been excluded from the assessment of hedge effectiveness and is being recognized in earnings using a systematic and rational method over the duration of the respective interest rate caps. Changes in the fair value of the interest rate caps are reported within Accumulated other comprehensive income. The interest rate caps mature during the period from July 2024 to January 2028.

The fair value of these interest rate cap derivative instruments outstanding as of June 30, 2023 amounted to an asset of $41,691 ($24,939 as of December 31, 2022) and is included in the Fair value of derivatives current and non-current in the accompanying June 30, 2023 consolidated balance sheet.

As of June 30, 2023, the notional amount of the two cross-currency swaps was $122,375 in the aggregate. The principal terms of the two cross-currency swap agreements are as follows:

Effective date	Termination date	Notional amount (Non-amortizing) on effective date in Euro	Notional amount (Non-amortizing) on effective date in USD	Fixed rate (Costamare receives in Euro)	Fixed rate (Costamare pays in USD)	Fair value June 30, 2023 (in USD)

21/5/2021	21/11/2025	€50,000	$61,175	2.70%	4.10%	$(6,663)
25/5/2021	21/11/2025	€50,000	$61,200	2.70%	4.05%	$(6,870)
					Total fair value	$(13,533)

At December 31, 2022 and June 30, 2023, the Company had interest rate swap agreements, cross-currency rate swap agreements and interest rate cap agreements with an outstanding notional amount of $1,094,930 and $1,370,993, respectively. The fair value of these derivatives outstanding as at December 31, 2022 and June 30, 2023 amounted to a net asset of $44,918 and a net asset of $54,184, respectively, and these are included in the accompanying consolidated balance sheets. The maturity of these derivatives ranges between July 2024 and March 2031.

The estimated net amount that is expected to be reclassified within the next 12 months from Accumulated Other Comprehensive Income / (Loss) to earnings in respect of the settlements on interest rate swap, cross-currency rate swap and interest rate cap amounts to $28,574.

(b) Interest rate swaps/ interest rate caps/ cross currency swaps that do not meet the criteria for hedge accounting: As of June 30, 2023, the Company did not hold any interest rate swaps or interest rate caps or cross currency swaps that do not qualify for hedge accounting.

(c) Foreign currency agreements: As of June 30, 2023, the Company holds 30 Euro/U.S. dollar forward agreements totaling $93,600 at an average forward rate of Euro/U.S. dollar 1.0696, expiring in monthly intervals up to December 2025.

As of June 30, 2023, the Company through CBI holds six Singapore dollar/U.S. dollar forward agreements totaling $3,187 at an average forward rate of Singapore dollar/U.S. dollar 1.3360, with settlements up to December 2023.

As of December 31, 2022, the Company was engaged in 36 Euro/U.S. dollar forward agreements totaling $108,600 at an average forward rate of Euro/U.S. dollar 1.0690, expiring in monthly intervals up to December 2025.

As of December 31, 2022, the Company through CBI was engaged in eight Singapore dollar/U.S. dollar forward agreements totaling $7,336 at an average forward rate of Singapore dollar/U.S. dollar 1.3411, with settlements up to December 2023.

The total change of forward contracts fair value for the six-month period ended June 30, 2023, was a gain of $909 (loss of $720 for the six-month period ended June 30, 2022) and is included in Loss on derivative instruments, net in the accompanying consolidated statements of income. The fair value of the forward contracts as at December 31, 2022 and June 30, 2023, amounted to an asset of $2,379 and an asset of $3,288, respectively.

(d) Forward Freight Agreements (“FFAs”) and Bunker swap agreements: As of June 30, 2023, the Company had a series of FFAs and bunker swap agreements, none of which qualify for hedge accounting. As of December 31, 2022, the Company had six FFAs and one bunker swap agreement, none of which qualify for hedge accounting.

The fair value of these derivatives outstanding as of December 31, 2022 and June 30, 2023 amounted to a net asset of $96 and a net liability of $17,522, respectively. As of June 30, 2023, the Company deposited cash collateral related to its FFA derivative instruments of $47,531, which is recorded within margin deposits in the accompanying consolidated balance sheet. The amount of collateral to be posted is defined in the terms of the respective agreement executed with counterparties and is required when the agreed upon threshold limits are exceeded.

	Derivatives	Derivatives
	Assets-Current	Assets-Non-Current
FFAs	$2,842	$3,537
Bunker swaps	26	-
Interest rate swaps	9,876	16,150
Interest rate caps	20,909	20,782
Forward currency contracts	1,459	1,829
Total gross derivative contracts	$35,112	$42,298

Amounts offset
Counterparty netting	(2,868)	(3,131)
Total derivative assets, June 30, 2023	$32,244	$39,167

	Derivatives	Derivatives
	Liabilities-Current	Liabilities-Non-Current
FFAs	$(20,666)	$(3,131)
Bunker swaps	(130)	-
Cross-currency rate swaps	(2,211)	(11,322)
Total gross derivative contracts	$(23,007)	$(14,453)

Amounts offset
Counterparty netting	2,868	3,131
Total derivative liabilities, June 30, 2023	$(20,139)	$(11,322)

The Effect of Derivative Instruments for the six-month periods ended
June 30, 2022 and 2023
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative
	2022	2023
Interest rate swaps and cross-currency swaps	$26,236	$(5,967)
Interest rate caps (included component)	3,743	20,316
Interest rate caps (excluded component) (1)	(2,892)	(15,063)
Reclassification to Interest and finance costs	1,642	(8,155)
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs	54	1,272
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	31	31
Total	$28,814	$(7,566)

(1) Excluded component represents interest rate caps instruments time value.

Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2022	2023
Hedging interest rate swaps and caps	Loss on derivative instruments, net	$-	$12,160
Non-hedging interest rate swaps	Loss on derivative instruments, net	(190)	(283)
Forward Freight Agreements	Loss on derivative instruments, net	-	(19,724)
Bunker swap agreements	Loss on derivative instruments, net	-	(48)
Forward currency contracts	Loss on derivative instruments, net	(720)	909
Total		$(910)	$(6,986)